Document and Entity Information	Aug. 31, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 31, 2026
Entity Registrant Name	Westlake Corporation
Entity Incorporation State Country Code	DE
Entity File Number	001-32260
Entity Tax Identification Number	76-0346924
Entity Address Address Line 1	5444 Westheimer
Entity Address Address Line 2	Suite 101
Entity Address City Or Town	Houston
Entity Address State Or Province	TX
Entity Address Postal Zip Code	77056
City Area Code	713
Local Phone Number	960-9111
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001262823
1.625% Senior Notes due 2029 [Member]
Document Information [Line Items]
Security 12b Title	1.625% Senior Notes due 2029
Trading Symbol	WLK 29
Security Exchange Name	NYSE
The New York Stock Exchange [Member] | Common Stock [Member]
Document Information [Line Items]
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	WLK
Security Exchange Name	NYSE
NYSE Texas [Member] | Common Stock [Member]
Document Information [Line Items]
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	WLK
Security Exchange Name	CHX